Branch Sales and Consolidations - Additional Information (Detail) $ in Thousands			12 Months Ended
	Aug. 28, 2015 USD ($)	Mar. 06, 2015 USD ($) Branch_office	Dec. 31, 2015 USD ($) Branches Office	Dec. 31, 2014 USD ($) Branches	Dec. 31, 2013 USD ($) Office
Real Estate Properties [Line Items]
Number of leased branch offices closed | Branches			5	4
Number of owned branch offices | Office			4
Closure expenses			$ 3,500	$ 293	$ 439
Number of leased branch offices | Office					3
Existing branch office | Office					1
Sturdy Savings Bank [Member]
Real Estate Properties [Line Items]
Number of branches sold | Branch_office		7
Deposits held for sale		$ 153,300
Loans held for sale		63,800
Fixed assets		4,000
Cash		897
Net cash payment for sale of branch		$ 71,500
Gain on branch sale transaction			9,200
Hammonton Branch [Member]
Real Estate Properties [Line Items]
Deposits held for sale	$ 32,000
Loans held for sale	4,800
Fixed assets	354
Cash	143
Net cash payment for sale of branch	$ 25,500
Gain on branch sale transaction			$ 1,300